Bank borrowings	6 Months Ended
Sep. 30, 2020
Bank borrowings
Bank borrowings
Bank borrowings

18.  Bank borrowings

Bank borrowings are analyzed as follows:

	As of	As of
	March 31, 2020	September 30, 2020

	(in millions of RMB)
Current portion:
Short-term other borrowings (i)	5,154	4,903
Non-current portion:
US$4.0 billion syndicated loan denominated in US$ (ii)	28,211	27,122
Long-term other borrowings (iii)	11,449	12,277
	39,660	39,399

(i)

As of September 30, 2020, the Company had short-term borrowings from banks which were repayable within one year or on demand and charged interest rates ranging from 1.6% to 16.2% per annum. As of September 30, 2020, the weighted average interest rate of these borrowings was 3.0% per annum. The borrowings are primarily denominated in RMB or HK$.

(ii)

As of September 30, 2020, the Company had a five-year US$4.0 billion syndicated loan, which was entered into with a group of eight lead arrangers. The loan has a maturity in May 2024 and was priced at 85 basis points over LIBOR. Certain related floating interest payments are hedged by certain interest rate swap contracts entered into by the Company. The proceeds of the loan were used for general corporate and working capital purposes (including acquisitions).

(iii)	As of September 30, 2020, the Company had long-term borrowings from banks with weighted average interest rates of approximately 4.3% per annum. The borrowings are primarily denominated in RMB.

Certain other bank borrowings are collateralized by a pledge of certain buildings and property improvements, construction in progress and land use rights in the PRC with carrying values of RMB19,030 million, as of September 30, 2020. As of September 30, 2020, the Company is in compliance with all covenants in relation to bank borrowings.

In April 2017, the Company obtained a revolving credit facility provided by certain financial institutions for an amount of US$5.15 billion, which had not yet been drawn down as of September 30, 2020. The interest rate on any outstanding utilized amount under this credit facility is calculated based on LIBOR plus 95 basis points. This facility is reserved for general corporate and working capital purposes (including acquisitions).

As of September 30, 2020, the borrowings will be due according to the following schedule:

Principal amounts
(in millions of RMB)
Within 1 year	4,903
Between 1 to 2 years	1,856
Between 2 to 3 years	705
Between 3 to 4 years	29,027
Between 4 to 5 years	2,773
Beyond 5 years	5,160
44,424